Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment reporting
Schedule of summarized financial information

Summarized financial information for the year ended December 31, 2024, is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000
2024
Revenues from external customers	998,466	483,842	184,030	44,887	1,711,225
Segment Adjusted EBITDA (note 4(e))	588,031	307,954	138,035	27,561	1,061,581

Reconciliation of information on reportable segments to the amounts reported in the consolidated financial statements:
Segment Adjusted EBITDA					1,061,581
Finance costs (note 11)					(2,123,138)
Depreciation and amortization (note 7 and 8)					(362,735)
Impairment of goodwill (note 8)					(87,894)
Share‑based payment expense (note 8)					(27,940)
Net loss on disposal of property, plant and equipment and right-of-use assets (note 8)					(20,163)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7)					(14,767)
Other costs(a)					(14,374)
Impairment of assets held for sale (note 7)					(2,853)
Business combination costs (note 8)					(1,280)
Net impairment of withholding tax receivables in Nigeria (note 8)					(1,081)
Impairment of other fixed assets (note 8)					(31)
Insurance claims (note 9)					73
Finance income (note 10)					33,747
Gain on disposal of subsidiary (note 31.2)					83,838
Unallocated corporate expenses(b)					(133,227)
Loss before income tax					(1,610,244)
Additions of property, plant and equipment and intangible assets:
- in the normal course of business	125,829	108,148	182,102	6,399

Segment assets	885,081	1,314,039	1,698,931	—
Segment liabilities	342,659	858,907	666,242	—
(a)	Other costs included one-off expenses related to strategic initiatives and operating systems of $10.8 million, costs related to internal reorganization of $2.7 million and one-off professional fees related to financing of $0.8 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.

Each segment's Adjusted EBITDA above includes the following items:

	Nigeria	SSA	Latam	MENA
	$’000	$’000	$’000	$’000
2024
Power generation	251,314	90,360	5,411	1,746
Staff costs	31,965	33,091	24,159	5,583
Tower repairs and maintenance	19,880	22,004	8,424	3,060

Summarized financial information for the year ended December 31, 2023, is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000
2023
Revenues from external customers	1,381,627	503,049	200,207	40,656	2,125,539
Segment Adjusted EBITDA (note 4(e))(c)	855,317	257,072	145,754	22,121	1,280,264

Reconciliation of information on reportable segments to the amounts reported in the consolidated financial statements:
Segment Adjusted EBITDA					1,280,264
Finance costs (note 11)					(2,436,511)
Depreciation and amortization (note 7 and 8)					(435,586)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7)					(87,696)
Impairment of withholding tax receivables in Nigeria (note 8)					(47,992)
Other costs(a)					(19,017)
Share‑based payment expense (note 8)					(13,370)
Business combination costs (note 8)					(2,432)
Other non-operating income					83
Insurance claims (note 9)					321
Net gain on disposal of property, plant and equipment and right-of-use assets (note 8)					3,806
Finance income (note 10)					25,209
Unallocated corporate expenses(b)					(147,729)
Loss before income tax					(1,880,650)

Additions of property, plant and equipment and intangible assets:
- through business combinations	—	—	—	8,566
- in the normal course of business	320,027	96,905	247,580	18,034

Segment assets	1,441,240	1,406,675	2,216,873	186,586
Segment liabilities	866,996	815,769	766,687	111,751
(a)	Other costs included one-off consulting fees related to corporate structures and operating systems of $10.6 million, one-off consulting services of $1.7 million, costs related to internal reorganization of $4.7 million and one-off professional fees related to financing of $0.3 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.
(c)	Re-presented to exclude the unallocated corporate expenses.

Each segment's Adjusted EBITDA above includes the following items:

	Nigeria	SSA	Latam	MENA
	$’000	$’000	$’000	$’000
2023
Power generation	284,965	104,905	4,278	2,566
Staff costs	53,019	29,463	27,340	5,571
Tower repairs and maintenance	46,792	38,952	7,770	2,744

Summarized financial information for the year ended December 31, 2022, is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000
2022
Revenues from external customers	1,352,402	412,824	160,008	36,065	1,961,299
Segment Adjusted EBITDA (note 4(e))(c)	802,822	230,066	114,434	16,021	1,163,343

Reconciliation of information on reportable segments to the amounts reported in the consolidated financial statements:
Segment Adjusted EBITDA					1,163,343
Finance costs (note 11)					(872,049)
Depreciation and amortization (note 7 and 8)					(468,904)
Impairment of goodwill (note 8)					(121,596)
Impairment of withholding tax receivables in Nigeria (note 8)					(52,334)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7)					(38,157)
Business combination costs (note 8)					(20,851)
Share‑based payment expense (note 8)					(13,265)
Other costs(a)					(4,873)
Net loss on disposal of property, plant and equipment and right-of-use assets (note 8)					(3,382)
Insurance claims (note 9)					2,092
Other non-operating income					2,584
Finance income (note 10)					15,825
Unallocated corporate expenses(b)					(132,412)
Loss before income tax					(543,979)

Additions of property, plant and equipment and intangible assets:
- through business combinations	—	719,219	386,460	3,650
- in the normal course of business	400,430	101,154	135,069	23,532

Segment assets	2,270,656	1,639,254	1,931,317	178,471
Segment liabilities	935,387	912,875	555,885	109,087
(a)	Other costs included $2.3 million costs related to internal reorganization.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.
(c)	Re-presented to exclude the unallocated corporate expenses.

Each segment's Adjusted EBITDA above includes the following items:

	Nigeria	SSA	Latam	MENA
	$’000	$’000	$’000	$’000
2022
Power generation	342,259	72,572	1,701	2,619
Staff costs	55,041	26,010	19,725	5,620
Tower repairs and maintenance	53,539	27,774	6,436	2,377

Schedule of countries contributing material revenue and/or have material non current assets

	2024	2023	2022
	$’000	$'000	$'000
Revenue
Nigeria	998,466	1,381,627	1,352,402
Brazil	178,372	n/a as less than 10%	n/a as less than 10%
Rest of world	534,387	743,912	608,897
	1,711,225	2,125,539	1,961,299
Non‑current assets(a)
Nigeria	557,108	898,264	1,597,989
Brazil	1,399,990	1,875,098	1,648,863
South Africa	491,275	493,651	652,492
Rest of world	680,523	912,459	953,607
	3,128,896	4,179,472	4,852,951
(a)	Non-current assets exclude financial instruments, non-current trade and other receivables and deferred tax assets.

Schedule of revenue from tier one customers

	2024	2023	2022
	$’000	$'000	$'000

Customer A	61%	60%	62%
Customer B	15%	17%	17%